Insurance (Insurance Liabilities Assumptions and Ratios - Narrative) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liability for Future Policy Benefits and Policyholder Account Balances [Abstract]
Participating business as a percentage of gross life insurance policies in-force	5.00%	5.00%
Participating business as a percentage of the gross life insurance premiums	18.00%	19.00%	20.00%
Domestic Business [Member] | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for individual and group traditional fixed annuities after annuitization	1.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for non-medical health insurance	4.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for disabled lives	3.00%
Interest rate range credited to policyholder account balances	1.00%
Domestic Business [Member] | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for individual and group traditional fixed annuities after annuitization	11.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for non-medical health insurance	7.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for disabled lives	8.00%
Interest rate range credited to policyholder account balances	13.00%
Domestic Business [Member] | Participating Life Insurance Policies [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, low end	3.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, high end	7.00%
Domestic Business [Member] | Nonparticipating Life Insurance Policies [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, low end	2.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, high end	11.00%
International Business [Member] | Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for individual and group traditional fixed annuities after annuitization	1.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for disabled lives	1.00%
Interest rate range credited to policyholder account balances	1.00%
International Business [Member] | Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for individual and group traditional fixed annuities after annuitization	12.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for disabled lives	9.00%
Interest rate range credited to policyholder account balances	12.00%
International Business [Member] | Participating Life Insurance Policies [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, low end	1.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, high end	11.00%
International Business [Member] | Nonparticipating Life Insurance Policies [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, low end	1.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, high end	13.00%